Wells, Pipelines, Properties, Plant and Equipment, Net - Consolidated and Separate Financial Statement (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2016 MXN ($)
Sales:
Net sales	$ 74,394,073	$ 1,401,971,185	$ 1,681,119,150	$ 1,397,029,719
Cost of sales	59,587,238	1,122,933,424	1,199,511,561	1,004,204,880
Gross income (loss)	9,655,273	181,955,547	503,026,586	241,380,279
Other income (loss), net		7,728,756	23,052,511	5,174,076
Administrative expenses	6,939,105	130,768,822	134,321,481	119,939,454
Operating income (loss)	1,964,934	37,029,570	367,400,407	104,725,231
Taxes, duties and other		(343,823,488)	(461,578,223)	(332,980,041)
Net income (loss)	(18,461,522)	(347,911,084)	(180,419,837)	(280,850,619)
Cash and cash equivalents	3,216,821			97,851,754	$ 60,621,631	$ 4,346,593	$ 81,912,409	$ 163,532,513
Accounts receivable	4,736,690				89,263,870		87,740,515
Total current assets	18,071,040				340,552,371		393,109,961
Wells, pipelines, properties, plant and equipment, net	64,300,167				1,211,749,502		1,402,486,084
Total assets	101,800,353				1,918,448,020		2,075,197,268
Suppliers	11,039,119				208,034,407		149,842,712
Taxes and duties payable	2,689,949				50,692,629		65,324,959
Other current liabilities					307,279,443		255,980,585
Total current liabilities	29,302,083				552,203,628		447,776,294
Total liabilities	207,780,039				3,915,656,382		3,534,602,700
Equity (deficit), net	$ (105,979,686)			$ (1,502,352,385)	(1,997,208,362)		(1,459,405,432)
Exploration and extraction contracts [member] | Profit sharing [member] | EK or balam [member]
Sales:
Net sales		12,341,712	10,374,061
Cost of sales		5,283,643	4,204,499
Gross income (loss)		7,058,069	6,169,562
Other income (loss), net		(272,589)	157,876
Administrative expenses		105,341	129,451
Operating income (loss)		6,680,139	6,197,987
Taxes, duties and other			3,980
Net income (loss)		6,680,139	6,194,007
Cash and cash equivalents					9
Accounts receivable					12,341,723		11,698,071
Total current assets					12,341,732		11,698,071
Wells, pipelines, properties, plant and equipment, net					24,944,217		20,344,054
Total assets					37,285,949		32,042,125
Suppliers					793,743		1,466,286
Taxes and duties payable					4,930		3,980
Other current liabilities					2,658,298		2,436,996
Total current liabilities							3,907,262
Total liabilities					3,456,971		3,976,457
Equity (deficit), net					33,878,978		28,605,668
Exploration and extraction contracts [member] | Profit sharing [member] | Block two [member]
Sales:
Cost of sales		87,696	57,197
Gross income (loss)		(87,696)	(57,197)
Operating income (loss)		(87,696)	(57,197)
Net income (loss)		(87,696)	(57,197)
Cash and cash equivalents					7,685		54,617
Accounts receivable					127,107		27,376
Total current assets					134,792		81,993
Total assets					134,792		81,993
Taxes and duties payable					12,613
Other current liabilities					209,875		139,190
Total current liabilities							139,190
Total liabilities					222,488		139,190
Equity (deficit), net					(87,696)		(57,197)
Exploration and extraction contracts [member] | Profit sharing [member] | Block eight [member]
Sales:
Cost of sales		130,234	67,481
Gross income (loss)		(130,234)	(67,481)
Operating income (loss)		(130,234)	(67,481)
Net income (loss)		(130,234)	(67,481)
Cash and cash equivalents					7,690		112,592
Accounts receivable					26,521		27,189
Total current assets					34,211		139,780
Total assets					34,211		139,780
Taxes and duties payable					16,286
Other current liabilities					148,159		207,261
Total current liabilities							207,261
Total liabilities					164,445		207,261
Equity (deficit), net					(130,234)		(67,481)
Exploration and extraction contracts [member] | Profit sharing [member] | Block sixteen [member]
Sales:
Cost of sales		12,937	12,485
Gross income (loss)		(12,937)	(12,485)
Operating income (loss)		(12,937)	(12,485)
Net income (loss)		(12,937)	(12,485)
Accounts receivable					28,954		874
Total current assets					28,954		874
Total assets					28,954		874
Suppliers					12,937
Other current liabilities					28,954		13,359
Total current liabilities							13,359
Total liabilities					41,891		13,359
Equity (deficit), net					(12,937)		(12,485)
Exploration and extraction contracts [member] | Profit sharing [member] | Block seventeen [member]
Sales:
Cost of sales		18,047	10,332
Gross income (loss)		(18,047)	(10,332)
Operating income (loss)		(18,047)	(10,332)
Net income (loss)		(18,047)	(10,332)
Accounts receivable					11,886		927
Total current assets					11,886		927
Total assets					11,886		927
Suppliers					18,047
Other current liabilities					11,886		11,259
Total current liabilities							11,259
Total liabilities					29,933		11,259
Equity (deficit), net					(18,047)		(10,332)
Exploration and extraction contracts [member] | Profit sharing [member] | Block eighteen [member]
Sales:
Cost of sales		58,199	60,624
Gross income (loss)		(58,199)	(60,624)
Operating income (loss)		(58,199)	(60,624)
Net income (loss)		(58,199)	(60,624)
Cash and cash equivalents					35,721
Accounts receivable					11,787
Total current assets					47,508
Total assets					47,508
Suppliers					273
Taxes and duties payable					24,450
Other current liabilities					80,984		60,624
Total current liabilities							60,624
Total liabilities					105,707		60,624
Equity (deficit), net					(58,199)		(60,624)
Exploration and extraction contracts [member] | Profit sharing [member] | Block twenty nine [member]
Sales:
Cost of sales		20,660	8,072
Gross income (loss)		(20,660)	(8,072)
Operating income (loss)		(20,660)	(8,072)
Net income (loss)		(20,660)	(8,072)
Cash and cash equivalents					1
Total current assets					1
Total assets					1
Suppliers					162
Taxes and duties payable					14,147
Other current liabilities					6,352		8,072
Total current liabilities							8,072
Total liabilities					20,661		8,072
Equity (deficit), net					(20,660)		(8,072)
Exploration and extraction contracts [member] | Profit sharing [member] | Block thirty two [member]
Sales:
Cost of sales		39,546	5,871
Gross income (loss)		(39,546)	(5,871)
Operating income (loss)		(39,546)	(5,871)
Net income (loss)		(39,546)	(5,871)
Cash and cash equivalents					20,632		10,578
Accounts receivable					25,262
Total current assets					45,894		10,578
Total assets					45,894		10,578
Suppliers					162
Taxes and duties payable					30,887
Other current liabilities					54,391		16,449
Total current liabilities							16,449
Total liabilities					85,440		16,449
Equity (deficit), net					(39,546)		(5,871)
Exploration and extraction contracts [member] | Profit sharing [member] | Block thirty three [member]
Sales:
Cost of sales		64,447	8,337
Gross income (loss)		(64,447)	(8,337)
Operating income (loss)		(64,447)	(8,337)
Net income (loss)		(64,447)	(8,337)
Accounts receivable					32,640		35,454
Total current assets					32,640		35,454
Total assets					32,640		35,454
Suppliers					64,447
Other current liabilities					32,640		43,791
Total current liabilities							43,791
Total liabilities					97,087		43,791
Equity (deficit), net					(64,447)		(8,837)
Exploration and extraction contracts [member] | Profit sharing [member] | Block thirty five [member]
Sales:
Cost of sales			20,142
Gross income (loss)			(20,142)
Operating income (loss)			(20,142)
Net income (loss)			(20,142)
Accounts receivable							3,701
Total current assets							3,701
Total assets							3,701
Other current liabilities							23,843
Total current liabilities							23,843
Total liabilities							23,843
Equity (deficit), net							(20,142)
Exploration and extraction contracts [member] | Profit sharing [member] | Santuario y El Golpe [member]
Sales:
Net sales		1,690,908	1,268,482
Cost of sales		914,498	305,733
Gross income (loss)		776,410	962,749
Operating income (loss)		776,410	962,749
Net income (loss)		776,410	962,749
Cash and cash equivalents					5
Accounts receivable					1,912,671		1,308,008
Total current assets					1,912,676		1,308,008
Wells, pipelines, properties, plant and equipment, net					1,222,964		1,022,923
Total assets					3,135,640		2,330,931
Suppliers					981,659
Other current liabilities					221,768		301,619
Total current liabilities							301,619
Total liabilities					1,203,427		301,619
Equity (deficit), net					1,932,212		2,029,312
Exploration and extraction contracts [member] | Profit sharing [member] | Area Mision [member]
Sales:
Net sales		972,780	644,768
Cost of sales		931,658	306,110
Gross income (loss)		41,122	338,658
Operating income (loss)		41,122	338,658
Net income (loss)		41,122	338,658
Cash and cash equivalents					5
Accounts receivable					1,332,374		669,805
Total current assets					1,332,379		669,805
Wells, pipelines, properties, plant and equipment, net					1,460,005		2,210,968
Total assets					2,792,384		2,880,773
Suppliers					607,862		35,984
Other current liabilities					359,598		207,387
Total current liabilities							243,371
Total liabilities					967,461		243,371
Equity (deficit), net					1,824,923		2,637,402
Exploration and extraction contracts [member] | Profit sharing [member] | Ebano [member]
Sales:
Net sales		709,705	421,591
Cost of sales		313,765	97,643
Gross income (loss)		395,939	323,948
Operating income (loss)		395,939	323,948
Net income (loss)		395,939	323,948
Accounts receivable					709,705		335,434
Total current assets					709,705		335,434
Wells, pipelines, properties, plant and equipment, net					1,352,301		406,075
Total assets					2,062,005		741,509
Suppliers					242,625
Total liabilities					242,625
Equity (deficit), net					1,819,380		741,509
Exploration and extraction contracts [member] | License [member]
Sales:
Equity (deficit), net							(9,390)
Exploration and extraction contracts [member] | License [member] | Block Three [member]
Sales:
Cost of sales		38,963	58,261
Gross income (loss)		(38,963)	(58,261)
Operating income (loss)		(38,963)	(58,261)
Net income (loss)		(38,963)	(58,261)
Accounts receivable							14,888
Total current assets							14,888
Total assets							14,888
Suppliers					38,963
Other current liabilities							73,149
Total current liabilities					38,963		73,149
Total liabilities							73,149
Equity (deficit), net					(38,963)		(58,261)
Exploration and extraction contracts [member] | License [member] | Block two [member]
Sales:
Cost of sales		138,970	41,156
Gross income (loss)		(138,970)	(41,156)
Operating income (loss)		(138,970)	(41,156)
Net income (loss)		(138,970)	(41,156)
Accounts receivable					10,867		6,151
Total current assets					10,867		6,151
Total assets					10,867		6,151
Suppliers					138,970
Other current liabilities					10,867		47,307
Total current liabilities					149,836		47,307
Total liabilities							47,307
Equity (deficit), net					(138,970)		(41,156)
Exploration and extraction contracts [member] | License [member] | Block eighteen [member]
Sales:
Cost of sales		127,344	9,390
Gross income (loss)		(127,344)	(9,390)
Operating income (loss)		(127,344)	(9,390)
Net income (loss)		(127,344)	(9,390)
Cash and cash equivalents							3,362
Total current assets							3,362
Total assets							3,362
Suppliers					273
Taxes and duties payable					87,698
Other current liabilities					39,373		12,752
Total current liabilities					127,344		12,752
Total liabilities							12,752
Equity (deficit), net					(127,344)
Exploration and extraction contracts [member] | License [member] | Block Five [member]
Sales:
Cost of sales		119,687	52,555
Gross income (loss)		(119,687)	(52,555)
Operating income (loss)		(119,687)	(52,555)
Net income (loss)		(119,687)	(52,555)
Suppliers					648
Taxes and duties payable					82,155
Other current liabilities					36,884		52,555
Total current liabilities					119,687		52,555
Total liabilities							52,555
Equity (deficit), net					(119,687)		(52,555)
Exploration and extraction contracts [member] | License [member] | Block twenty two [member]
Sales:
Cost of sales		80,626	186,693
Gross income (loss)		(80,626)	(186,693)
Operating income (loss)		(80,626)	(186,693)
Net income (loss)		(80,626)	(186,693)
Accounts receivable					16,811		23,555
Total current assets					16,811		23,555
Total assets					16,811		23,555
Other current liabilities							210,248
Total current liabilities							210,248
Total liabilities							210,248
Equity (deficit), net							(186,693)
Exploration and extraction contracts [member] | License [member] | Cardenas Mora [member]
Sales:
Net sales		1,359,678	1,586,080
Cost of sales		1,393,579	714,233
Gross income (loss)		(33,901)	871,847
Operating income (loss)		(33,901)	871,847
Net income (loss)		(33,901)	871,847
Cash and cash equivalents					14
Accounts receivable					1,784,730		1,820,428
Total current assets					1,784,744		1,820,428
Wells, pipelines, properties, plant and equipment, net					1,781,796		2,528,860
Total assets					3,566,540		4,349,288
Suppliers					1,816,599
Other current liabilities							860,137
Total current liabilities					1,816,599		860,137
Total liabilities							860,137
Equity (deficit), net					1,749,941		3,489,151
Exploration and extraction contracts [member] | License [member] | Ogarrio field [member]
Sales:
Net sales		1,503,287	1,265,620
Cost of sales		927,624	604,373
Gross income (loss)		575,662	661,247
Operating income (loss)		575,662	661,247
Net income (loss)		575,662	661,247
Cash and cash equivalents					493
Accounts receivable					1,796,868		1,300,773
Total current assets					1,797,362		1,300,774
Wells, pipelines, properties, plant and equipment, net					1,188,771		2,122,341
Total assets					2,986,133		3,423,115
Suppliers					1,026,189
Other current liabilities					294,075		564,565
Total current liabilities					1,320,264		564,565
Total liabilities							564,565
Equity (deficit), net					1,665,869		2,858,550
Exploration and extraction contracts [member] | License [member] | Miquetla [member]
Sales:
Net sales		291,271
Cost of sales		140,277	2,713
Gross income (loss)		150,994	(2,713)
Operating income (loss)		150,994	(2,713)
Net income (loss)		$ 150,994	$ (2,713)
Accounts receivable					291,271		406
Total current assets					291,271		406
Wells, pipelines, properties, plant and equipment, net					105,499		26,206
Total assets					396,769		26,612
Suppliers					132,325
Other current liabilities							2,943
Total current liabilities					132,325		2,943
Total liabilities							2,943
Equity (deficit), net					$ 264,444		$ 26,669